Acquisition of subsidiaries - Fair value of assets and liabilities (Details)		1 Months Ended
	Nov. 30, 2019 USD ($)	Nov. 30, 2019 USD ($)
Minimum
Acquisition of subsidiaries
Intangible assets estimated useful lives	6 years
Maximum
Acquisition of subsidiaries
Intangible assets estimated useful lives		10 years
Xitou, Xichuang and I-journey
Acquisition of subsidiaries
Cash and cash equivalents	$ 827,011	$ 827,011
Other current assets	1,118,618	1,118,618
Deferred tax assets	2,887,353	2,887,353
Other non-current assets	87,226	87,226
Goodwill	24,711,613	24,711,613
Current liabilities	(2,010,290)	(2,010,290)
Deferred tax liabilities	(2,887,353)
Non-controlling interest	(168,788)	(168,788)
Total Consideration	48,761,943
Xitou, Xichuang and I-journey | Technology
Acquisition of subsidiaries
Intangible assets	21,573,348	21,573,348
Xitou, Xichuang and I-journey | Trade mark
Acquisition of subsidiaries
Intangible assets	2,623,205	2,623,205
Xitou, Xichuang and I-journey | Xinruifeng subgroup
Acquisition of subsidiaries
Cash and cash equivalents	472,974	472,974
Other current assets	262,373	262,373
Deferred tax assets	1,057,527	1,057,527
Other non-current assets	29,935	29,935
Goodwill	6,624,594	6,624,594
Current liabilities	(269,349)	(269,349)
Deferred tax liabilities	(1,057,527)
Non-controlling interest	(80,631)	(80,631)
Total Consideration	16,486,299
Xitou, Xichuang and I-journey | Xinruifeng subgroup | Technology
Acquisition of subsidiaries
Intangible assets	9,446,403	9,446,403
Xitou, Xichuang and I-journey | Xinruifeng subgroup | Trade mark
Acquisition of subsidiaries
Intangible assets	0	0
Xitou, Xichuang and I-journey | Xinhujin subgroup
Acquisition of subsidiaries
Cash and cash equivalents	276,511	276,511
Other current assets	164,373	164,373
Deferred tax assets	1,170,995	1,170,995
Other non-current assets	14,176	14,176
Goodwill	5,159,916	5,159,916
Current liabilities	(241,318)	(241,318)
Deferred tax liabilities	(1,170,995)
Non-controlling interest	(37,986)	(37,986)
Total Consideration	11,212,797
Xitou, Xichuang and I-journey | Xinhujin subgroup | Technology
Acquisition of subsidiaries
Intangible assets	5,877,125	5,877,125
Xitou, Xichuang and I-journey | Xinhujin subgroup | Trade mark
Acquisition of subsidiaries
Intangible assets	0	0
Xitou, Xichuang and I-journey | Xinzhihui subgroup
Acquisition of subsidiaries
Cash and cash equivalents	77,526	77,526
Other current assets	691,872	691,872
Deferred tax assets	658,831	658,831
Other non-current assets	43,115	43,115
Goodwill	12,927,103	12,927,103
Current liabilities	(1,499,623)	(1,499,623)
Deferred tax liabilities	(658,831)
Non-controlling interest	(50,171)	(50,171)
Total Consideration	21,062,847
Xitou, Xichuang and I-journey | Xinzhihui subgroup | Technology
Acquisition of subsidiaries
Intangible assets	6,249,820	6,249,820
Xitou, Xichuang and I-journey | Xinzhihui subgroup | Trade mark
Acquisition of subsidiaries
Intangible assets	$ 2,623,205	$ 2,623,205